Wall Street EWM Funds Trust
c/o U.S. Bank Global Fund Services
100 East Financial Way, Suite 100
Glendora, California 91741

May 3, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Wall Street EWM Funds Trust (the “Trust”)
Securities Act Registration No.: 333-173481
Investment Company Registration No.: 811-22548

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Evercore Equity Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated April 30, 2023, and filed electronically as Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A on April 27, 2023.

Please direct any inquiries regarding this filing to the undersigned at (414) 640-8016. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Marissa Pawlinski
Marissa Pawlinski
For U.S. Bank Global Fund Services